Debt	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Debt
6) DEBT
Debt consisted of the following:

	October 31, 2021		January 31, 2021
	Principal	Unamortized Discount and Debt Issuance Costs	Principal	Unamortized Discount and Debt Issuance Costs
Current maturities of long-term debt:
Senior Term Loan due August 2024	$—	$—	$13.0	$—
Senior Term Loan due July 2028	15.0	—	—	—
Long-term debt:
Senior Term Loan due August 2024	—	—	1,248.0	19.1
Senior Notes due September 2024	—	—	300.0	8.9
Senior Notes due August 2025	—	—	750.0	14.8
ABL Credit Facility due July 2026	—	—	—	3.5
Senior Term Loan due July 2028	1,481.3	22.3	—	—

	1,481.3	22.3	2,298.0	46.3

Total	$1,496.3	$22.3	$2,311.0	$46.3

Debt Transactions
On July 27, 2021, Core & Main LP: (i) amended the terms of the credit agreement governing the senior term loan facility in an aggregate principal amount of $1,300.0 million maturing on August 1, 2024 issued by Core & Main LP (the “Prior Term Loan Facility”) in order to, among other things, enter into a new $1,500.0 million seven-year senior term loan (the “Senior Term Loan Facility”) and (ii) amended the terms of the credit agreement governing the senior asset-based revolving credit facility in order to, among other things, increase the aggregate amount of commitments by $150.0 million to $850.0 million overall and extend the maturity date from July 2024 to July 2026 (as amended, the “ABL Credit Facility”). Core & Main LP and Holdings utilized the net proceeds from the IPO, together with the net proceeds from borrowings under the Senior Term Loan Facility and cash on hand, to redeem (i) all $300.0 million aggregate principal amount of the senior unsecured notes due September 15, 2024 issued by Holdings (the “Senior 2024 Notes”) then outstanding at a redemption price equal to 102.000% of the aggregate principal amount thereof and (ii) all $750.0 million aggregate principal amount of the senior unsecured notes due August 15, 2025 issued by Core & Main LP (the “Senior 2025 Notes”) then outstanding at a redemption price equal to 101.531% of the aggregate principal amount thereof, plus, in each case, accrued and unpaid interest, by satisfying and discharging the indenture governing the Senior 2025 Notes at the closing of the IPO and redeeming the Senior 2025 Notes on August 15, 2021. Additionally, Core & Main LP repaid $1,257.8 million outstanding under the Prior Term Loan Facility, plus accrued and unpaid interest, and settled the interest rate swap associated with the Prior Term Loan Facility (collectively, the “Refinancing Transactions”).
The Company recorded a loss on debt modification and extinguishment of $50.7 million for the nine months ended October 31, 2021. The loss on debt modification and extinguishment included (i) the write off of $7.7 million in deferred financing fees associated with the redemption of the Senior 2024 Notes, (ii) the write off of $13.2 million in deferred financing fees associated with the redemption of the Senior 2025 Notes, (iii) the write off of $4.8 million in deferred financing fees associated with the settlement of the Prior Term Loan Facility, (iv) redemption premiums of $6.0 million and $11.5 million for the Senior 2024 Notes and Senior 2025 Notes, respectively, (v) the settlement of the cash flow interest rate swap of $5.2 million which had its changes in fair value previously attributed to accumulated other comprehensive loss, and (vi) third-party expenses for the Senior Term Loan Facility of $2.3 million.
The remaining debt obligations as of October 31, 2021 include the following debt agreements:
Senior Term Loan Facility
On July 27, 2021, Core & Main LP entered into the Senior Term Loan Facility that matures on July 27, 2028, with an aggregate principal amount of $1,500.0 million. The Senior Term Loan Facility requires quarterly principal payments, payable on the last business day of each fiscal quarter in an amount equal to approximately 0.25% of the original principal amount of the Senior Term Loan Facility. The first quarterly principal payment was made on October 29, 2021. The remaining balance is payable upon final maturity of the Senior Term Loan Facility on July 27, 2028. The Senior Term Loan Facility bears interest at a rate equal to (i) LIBOR plus, in each case, an applicable margin of 2.50% or (ii) the base rate, which will be the highest of (x) the corporate base rate established by the administrative agent as its prime rate in effect at its principal office in New York City from time to time, (y) the overnight federal funds rate plus 0.50% per annum and
(z) one-month
LIBOR (adjusted for maximum reserves) plus 1.00% per annum, plus, in each case, an applicable margin of 1.50%. The weighted average interest rate, excluding the effect of an interest rate swap, of Core & Main LP’s outstanding borrowings under the Senior Term Loan Facility as of October 31, 2021 was 2.59%. See further discussion of the interest rate swap below. Based on quotes from financial institutions (i.e., level 2 of the fair value hierarchy), the fair value of the Senior Term Loan Facility was $1,483.2 million at October 31, 2021.
Asset-Based Credit Facility
Core & Main LP has an asset-based revolving credit facility with a borrowing capacity of up to $850.0 million, subject to borrowing base availability, with a maturity date of July 27, 2026. Borrowings under the ABL Credit Facility bear interest at either a LIBOR rate plus an applicable margin ranging from 1.25% to 1.75%, or an alternate base rate plus an applicable margin ranging from 0.25% to 0.75%, depending on the borrowing capacity under the ABL Credit Facility. Additionally, Core & Main LP pays a fee of 0.25% on unfunded commitments under the ABL Credit Facility. The book value of the ABL Credit Facility approximates fair value due to the variable interest rate nature of these borrowings; however there were no amounts outstanding as of October 31, 2021.
The aforementioned debt agreements include customary affirmative and negative covenants, which include, among other things, restrictions on Core & Main LP’s ability to pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. The Senior Term Loan Facility may require accelerated repayment based upon cash flows generated in excess of operating and investing requirements when the Consolidated Secured Leverage Ratio (as defined in the agreement governing the Senior Term Loan Facility) is greater than or equal to 3.25. In addition, the ABL Credit Facility requires Core & Main LP to comply with a consolidated fixed charge coverage ratio of greater than or equal to 1.00 when availability under the ABL Credit Facility is less than 10.0% of the lesser of (i) the then applicable borrowing base or (ii) the then aggregate effective commitments.
Substantially all of Core & Main LP’s assets are pledged as collateral for the Senior Term Loan Facility and the ABL Credit Facility.
The aggregate amount of debt payments for the remainder of fiscal 2021 and the next four full fiscal years are as follows:

Fiscal 2021	$3.8
Fiscal 2022	15.0
Fiscal 2023	15.0
Fiscal 2024	15.0
Fiscal 2025	15.0
Interest Rate Swaps
On February 28, 2018, Core & Main LP entered into an instrument pursuant to which it made payments to a third party based upon a fixed interest rate of 2.725% and received payments based upon the three-month LIBOR rate, based on a $500.0 million notional amount, which mirrored then outstanding borrowings under the Prior Term Loan Facility. On July 27, 2021, Core & Main LP repaid the approximately $1,257.8 million outstanding under the Prior Term Loan Facility and settled the interest rate swap. As of July 27, 2021, the remaining interest rate swap liability of $5.2 million was repaid as part of this settlement, and the associated accumulated other comprehensive loss was reclassified to the loss on debt modification and extinguishment as the interest rate swap interest payments will no longer occur.

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Accumulated Other Comprehensive Loss
Beginning of period balance	$—	$(11.8)	$(7.9)	$(11.0)
Measurement adjustment (losses) for interest rate swap	—	(0.1)	—	(4.3)
Reclassification of expense to interest expense	—	2.2	9.3	5.5
Tax (expense) benefit on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	—	—	—	0.6
Reclassification of expense to interest expense	—	(0.3)	(1.4)	(0.8)

End of period balance	$—	$(10.0)	$—	$(10.0)

On July 27, 2021, Core & Main LP entered into an instrument in which it makes payments to a third-party based upon a fixed interest rate of 0.74% and receives payments based upon the one-month
LIBOR rate, based on notional amounts associated with borrowings under the Senior Term Loan Facility. The measurement period of the interest rate swap commenced on July 27, 2021 with a notional amount of $1,000.0 million. The notional amount decreases to $900.0 million on July 27, 2023, $800.0 million on July 27, 2024, and $700.0 million on July 27, 2025 through the instrument maturity on July 27, 2026. This instrument is intended to reduce the Company’s exposure to variable interest rates under the Senior Term Loan Facility. As of October 31, 2021, this instrument resulted in an effective fixed rate of 3.24%, based upon the 0.74% fixed rate plus an applicable margin of 2.50%, on $1,000.0 million of borrowings under the Senior Term Loan Facility.
The fair value of this cash flow interest rate swap was a $15.7 million asset as of October 31, 2021, which is included within other assets in its Balance Sheet. Fair value is based upon the present value of future cash flows under the terms of the contract and observable market inputs (level 2). Significant inputs used in determining fair value include forward-looking one-month
LIBOR rates and the discount rate applied to projected cash flows.

	Three Months Ended	Nine Months Ended
	October 31, 2021	October 31, 2021
Accumulated Other Comprehensive Income (Loss)
Beginning of period balance	$(1.3)	$—
Measurement adjustment gain for interest rate swap	15.5	14.0
Reclassification of expense to interest expense	1.7	1.7
Tax expense on interest rate swap adjustments
Measurement adjustment gain for interest rate swap	(2.5)	(2.3)
Reclassification of expense to interest expense	(0.3)	(0.3)

End of period balance	$13.1	$13.1

6) DEBT
As of January 31, 2021, debt consisted of the following:

	January 31, 2021		February 2, 2020
	Principal	Unamortized Discount and Debt Issuance Costs	Principal	Unamortized Discount and Debt Issuance Costs
Current maturities of long-term debt:
Senior Term Loan due August 2024	$13.0	$—	$13.0	$—

Long-term debt:
ABL Revolver due July 2024	—	3.5	—	4.4
Senior Term Loan due August 2024	1,248.0	19.1	1,261.0	24.6
Senior Notes due September 2024	300.0	8.9	300.0	11.4
Senior Notes due August 2025	750.0	14.8	500.0	9.5

	2,298.0	46.3	2,061.0	49.9

Total	$2,311.0	$46.3	$2,074.0	$49.9

Debt Transactions
As of January 31, 2021, debt obligations included the following debt agreements:
Senior Term Loan
Core & Main LP has a senior term loan facility that matures on August 1, 2024, with an original aggregate principal amount of $1,300.0 million (the “Term Loan”). The Term Loan requires quarterly principal payments, payable on the last business day of each fiscal quarter in an amount equal to approximately 0.25% of the original principal amounts of the Term Loan. The remaining balance is payable upon final maturity of the Term Loan on August 1, 2024. The Term Loan bears interest at either an adjusted LIBOR rate (subject to a minimum rate of 1.00%) plus an applicable margin of either 2.75% or 3.00%, or an alternate base rate plus an applicable margin of either 1.75% or 2.00%, depending on Core & Main LP’s Consolidated Total Leverage Ratio. During the periods that the Consolidated Total Leverage Ratio is below 5.75, the Term Loan’s interest rate will be calculated using the lower applicable margins. The weighted-average interest rate, excluding the effect of hedging instruments, of Core & Main LP’s outstanding borrowings under the Term Loan as of January 31, 2021 was 3.75%. See further discussion of the hedging instrument below. Based on quotes from financial institutions (i.e., level 2 of the fair value hierarchy) the fair value of the Term Loan was $1,257.8 million and $1,269.2 million at January 31, 2021 and February 2, 2020, respectively.
Asset Based Revolver
Core & Main LP has an asset based revolving credit facility with a borrowing capacity of up to $700.0 million, subject to borrowing base availability, with a maturity date of July 8, 2024 (the “ABL Revolver”). On May 4, 2020, Core & Main LP entered into an amendment of the asset based revolving credit facility, for borrowing base certificates delivered for any period ending on or after May 3, 2020 and on or prior to March 28, 2021, to expand the borrowing base availability calculation by extending the date from which certain aged accounts receivable balances could be excluded. Borrowings under the ABL Revolver bear interest at either an adjusted LIBOR rate plus an applicable margin ranging from 1.25% to 1.75%, or an alternate base rate plus an applicable margin ranging from 0.25% to 0.75%, depending on the borrowing capacity under the ABL Revolver. Additionally, Core & Main LP pays a fee of 0.25% on unfunded commitments under the ABL Revolver. The book value of the ABL Revolver approximates fair value due to the variable interest rate nature of these borrowings; however there were no amounts outstanding as of January 31, 2021.
Senior 2024 Notes
On September 16, 2019, Holdings issued senior unsecured notes in an aggregate principal amount of $300.0 million that mature on September 15, 2024 (the “2024 Notes”). The proceeds of the 2024 Notes, after deducting the initial purchasers’ discount, were used to fund a special distribution of $290.3 million to Holdings’ equity holders. The 2024 Notes are structurally subordinated to all indebtedness and other liabilities of Holdings’ subsidiaries, including Core & Main LP. Interest on the 2024 Notes is payable semi-annually in arrears on March 15 th
and September 15
th
of each year, which commenced on March 15, 2020. The initial interest payment on the 2024 Notes was payable in cash. With respect to each interest payment thereafter (other than the final interest payment made at the stated maturity of the 2024 Notes, which will be paid in cash), Holdings is required to pay interest on the 2024 Notes entirely in cash (such interest, “Cash Interest”), unless certain conditions are satisfied, in which case Holdings will be entitled to pay, all or a portion of the interest by increasing the outstanding principal amount of the 2024 Notes or issuing new 2024 Notes (in each case, “PIK Interest”). Cash Interest accrues on the Notes at a rate per annum equal to 8.625%. PIK Interest accrues on the Notes at a rate per annum equal to 9.375%. PIK interest may only be elected when Core & Main LP’s ability to declare and pay dividends is limited under the terms of the Term Loan or certain other indebtedness or Holdings does not have a cash balance above a certain threshold.
Holdings may redeem the 2024 Notes, in whole or in part, at specified redemption prices starting at 102.0% and declining over time to 100.0%, plus accrued and unpaid interest, if any, to but not including the redemption date. Based on quoted market prices (i.e., level 1 of the fair value hierarchy) the fair value of the 2024 Notes was $307.5 million and $310.5 million at January 31, 2021 and February 2, 2020, respectively.
Senior 2025 Notes
Core & Main LP issued senior unsecured notes that mature on August 15, 2025, with an original aggregate principal amount of $500.0 million, (the “Initial 2025 Notes”). On June 5, 2020, Core & Main LP issued additional senior unsecured notes with an additional aggregate principal amount of $250.0 million that were issued pursuant to the same indenture and have the same terms as the Initial 2025 Notes (collectively defined as the “2025 Notes”). The 2025 Notes are structurally subordinated to all secured indebtedness to the extent of the assets securing the ABL Revolver and Term Loan. The 2025 Notes bear interest at 6.125% per annum and interest is payable semi-annually in arrears on August 15 th
and February 15
th
of each year, which commenced on February 15, 2018. Core & Main LP may redeem the 2025 Notes, in whole or in part, at specified redemption prices starting at 103.063% and declining over time to 100.0%, plus accrued and unpaid interest, if any, to but not including the redemption date. Based on quoted market prices (i.e., level 1 of the fair value hierarchy) the fair value of the 2025 Notes was $770.9 million and $512.5 million at January 31, 2021 and February 2, 2020, respectively.
The aforementioned debt agreements include customary affirmative and negative covenants, which include, among other things, restrictions on Holdings’ and Core & Main LP’s ability to pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. The Term Loan may require accelerated repayment based upon cash flows generated in excess of operating and investing requirements when the Consolidated Secured Leverage Ratio is greater than or equal to 4.25. No such repayment was required for any of the periods presented. In addition, the ABL Revolver requires Core & Main LP to comply with a consolidated fixed charge coverage ratio of greater than or equal to 1.00 when availability under the ABL Revolver is less than 10.0% of the lesser of (i) the then applicable borrowing base or (ii) the then aggregate effective commitments. Substantially all of Core & Main LP’s assets are pledged as collateral for the Term Loan and the ABL Revolver.
The aggregate amount of debt payments in the next five fiscal years are as follows:

Fiscal 2021	13.0
Fiscal 2022	13.0
Fiscal 2023	13.0
Fiscal 2024	1,522.0
Fiscal 2025	750.0
Interest Rate Swaps
On February 28, 2018, Core & Main LP entered into an instrument in which it made payments to a third-party based upon a fixed interest rate of 2.725% and received payments based upon the three-month LIBOR rate, based on a $500.0 million notional amount, which mirrored borrowings under the Term Loan. This instrument is intended to reduce the Company’s exposure to variable interest rates under the Term Loan. As of January 31, 2021 this resulted in an effective fixed rate of 5.475%, based upon the 2.725% fixed rate plus an applicable margin of either 2.75% or 3.00% depending on Core & Main LP’s Consolidated Total Leverage Ratio, on $500.0 million of borrowings under the Term Loan. The measurement period of the instrument commenced on March 1, 2018 and matures on March 1, 2022.
The fair value of this cash flow interest rate swap was a $9.3 million and $12.8 million liability as of January 31, 2021 and February 2, 2020, respectively, which is included within other liabilities in the Balance Sheet. Fair value is based upon the present value of future cash flows under the terms of the contract and observable market inputs (level 2). Significant inputs used in determining fair value include forward looking three-month LIBOR rates and the discount rate applied to projected cash flows.

	Fiscal Years Ended
Accumulated Other Comprehensive Loss	January 31, 2021	February 2, 2020
Beginning of period balance	$(11.0)	$(1.7)
Measurement adjustment (losses) for interest rate swap	(4.0)	(12.6)
Reclassification of expense to interest expense	7.6	1.8
Tax benefit (expense) on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	0.5	1.8
Reclassification of expense to interest expense	(1.0)	(0.3)

End of period balance	$(7.9)	$(11.0)